Pension and Postretirement Benefit Plans, Plan Assets Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Guaranteed Deposit Account [Member] | Level 3 [Member]
Plan Assets [Abstract]
Fair value of plan assets	$ 1,824	$ 2,265	$ 4,721
Pension Plan [Member]
Plan Assets [Abstract]
Fair value of plan assets	15,903	14,923	$ 17,517
Pension Plan [Member] | Recurring [Member]
Plan Assets [Abstract]
Fair value of plan assets	15,903	14,923
Pension Plan [Member] | Recurring [Member] | Level 1 [Member]
Plan Assets [Abstract]
Fair value of plan assets	0	0
Pension Plan [Member] | Recurring [Member] | Level 2 [Member]
Plan Assets [Abstract]
Fair value of plan assets	14,079	12,658
Pension Plan [Member] | Recurring [Member] | Level 3 [Member]
Plan Assets [Abstract]
Fair value of plan assets	1,824	2,265
Pension Plan [Member] | Pooled Separate Accounts [Member] | Recurring [Member]
Plan Assets [Abstract]
Fair value of plan assets	14,079	12,658
Pension Plan [Member] | Pooled Separate Accounts [Member] | Recurring [Member] | Level 1 [Member]
Plan Assets [Abstract]
Fair value of plan assets	0	0
Pension Plan [Member] | Pooled Separate Accounts [Member] | Recurring [Member] | Level 2 [Member]
Plan Assets [Abstract]
Fair value of plan assets	14,079	12,658
Pension Plan [Member] | Pooled Separate Accounts [Member] | Recurring [Member] | Level 3 [Member]
Plan Assets [Abstract]
Fair value of plan assets	0	0
Pension Plan [Member] | Guaranteed Deposit Account [Member] | Recurring [Member]
Plan Assets [Abstract]
Fair value of plan assets	1,824	2,265
Pension Plan [Member] | Guaranteed Deposit Account [Member] | Recurring [Member] | Level 1 [Member]
Plan Assets [Abstract]
Fair value of plan assets	0	0
Pension Plan [Member] | Guaranteed Deposit Account [Member] | Recurring [Member] | Level 2 [Member]
Plan Assets [Abstract]
Fair value of plan assets	0	0
Pension Plan [Member] | Guaranteed Deposit Account [Member] | Recurring [Member] | Level 3 [Member]
Plan Assets [Abstract]
Fair value of plan assets	$ 1,824	$ 2,265